SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES (Details)		Mar. 31, 2023	Sep. 30, 2022
Schedule Of Supplemental Balance Sheet Information Related To Operating Lease
Weighted average remaining lease term		2 years	2 years 6 months
Weighted average discount rate	[1]	5.00%	5.00%

[1]	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.